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06.30 North Carolina Capital Management Trust Combo PRO-10 | Term Portfolio
Fund Summary Fund:<br/>Term Portfolio
Investment Objective
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.
Shareholder fees
Shareholder Fees {- Term Portfolio}	06.30 North Carolina Capital Management Trust Combo PRO-10 Term Portfolio USD ($)
(fees paid directly from your investment)	none

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Term Portfolio}	06.30 North Carolina Capital Management Trust Combo PRO-10 Term Portfolio Term Portfolio-Default
Management fee (net rate retained by FMR after payment of 12b-1 fees to the distributor)	0.17%
Distribution and/or Service (12b-1) fees	0.07%
Other expenses	none
Total annual operating expenses	0.24%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Term Portfolio}	06.30 North Carolina Capital Management Trust Combo PRO-10 Term Portfolio Term Portfolio-Default USD ($)
1 year	$ 25
3 years	77
5 years	135
10 years	$ 306

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 0% of the average value of its portfolio.

Principal Investment Strategies
  Normally investing in obligations of the U.S. Government, its agencies or instrumentalities, obligations fully guaranteed by the U.S. Government, or obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority, and high-grade money market instruments, as permitted pursuant to North Carolina General Statute 159-30, as amended (the Statute) and 20 North Carolina Administrative Code 3.0703, as amended (the Code).
  Investing in securities rated in the three highest categories by at least one nationally recognized rating service, or, if unrated, determined to be of equivalent quality.
  Managing the fund to have similar overall interest rate risk to the Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index.
  Allocating assets across different market sectors and maturities.
  Investing more than 25% of total assets in the financial services industries.
  Analyzing the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.

Principal Investment Risks
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
  Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the fund will fluctuate. You could lose money by investing in the fund.

Performance

The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the "Additional Index Information" section of the prospectus. Prior to November 1, 2010, the fund operated under certain different investment policies and, prior to August 1, 2011, compared its performance to a different benchmark. The fund's historical performance may not represent its current investment policies. Past performance is not an indication of future performance.

Year-by-Year Returns Calendar Years

During the periods shown in the chart:	Returns	Quarter ended
Highest Quarter Return	0.61%	March 31, 2019
Lowest Quarter Return	-0.06%	March 31, 2011
Year-to-Date Return	0.55%	June 30, 2020

Average Annual Returns
For the periods ended December 31, 2019
Average Annual Total Returns{- Term Portfolio} - 06.30 North Carolina Capital Management Trust Combo PRO-10 - Term Portfolio	Past 1 year	Past 5 years	Past 10 years
Term Portfolio-Default | Return Before Taxes	2.24%	1.19%	0.70%
Bloomberg Barclays U.S. 3-6 Month Treasury Bill Index(reflects no deduction for fees, expenses, or taxes)	2.41%	1.15%	0.65%